Business Combinations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Summary of fair value of assets acquired and liabilities assumed as part of the Acquisition	The following table summarizes the provisional fair values assigned to identifiable assets acquired and liabilities assumed.

	Acquisition
(in thousands)	Raiker	Grant	Orr	Dave	Yang	Perkins	Total
Consideration:
Cash	$892	$849	$816	$2,000	$4,615	$8,920	$18,092
Deferred	818	200	200	750	2,500	2,000	6,468
Fair value of total consideration transferred	$1,710	$1,049	$1,016	$2,750	$7,115	$10,920	$24,560
Estimated fair value of identifiable assets acquired and liabilities assumed:
Cash	$65	$—	$—	$—	$—	$—	$65
Accounts receivable	398	—	183	—	—	—	581
Inventory	62	49	16	—	115	409	651
Property and equipment, net	—	—	13	35	19	123	190
Clinical contracts	—	450	150	77	68	2,550	3,295
Goodwill	1,454	550	837	2,645	6,913	7,850	20,249
Total assets acquired	1,979	1,049	1,199	2,757	7,115	10,932	25,031
Accounts payable	120	—	—	—	—	—	120
Accrued liabilities	—	—	—	7	—	12	19
Current portion of long term debt	149	—	183	—	—	—	332
Total liabilities assumed	269	—	183	7	—	12	471
Net assets acquired	$1,710	$1,049	$1,016	$2,750	$7,115	$10,920	$24,560

The following table summarizes the provisional fair values assigned to assets acquired and liabilities assumed.

(in thousands)	Raiker Acquisition	Grant Acquisition	Orr Acquisition	Dave Acquisition	Yang Acquisition	Total
Consideration:
Cash	$892	$849	$816	$2,000	$4,615	$9,172
Deferred	818	200	200	750	2,500	4,468
Fair value of total consideration transferred	$1,710	$1,049	$1,016	$2,750	$7,115	$13,640

Estimated fair value of assets acquired and liabilities assumed:
Cash	$65	$—	$—	$—	$—	$65
Accounts receivable	398	—	183	—	—	581
Inventory	62	49	16	—	115	242
Property and equipment, net	—	—	13	35	19	67
Clinical contracts	—	450	150	77	68	745
Goodwill	1,454	550	837	2,645	6,913	12,399
Total assets acquired	1,979	1,049	1,199	2,757	7,115	14,099
Accounts payable	120	—	—	—	—	120
Accrued liabilities	—	—	—	7	—	7
Current portion of long term debt	149	—	183	—	—	332
Total liabilities assumed	269	—	183	7	—	459
Net assets acquired	$1,710	$1,049	$1,016	$2,750	$7,115	$13,640

Business acquisition, pro forma information
The pro forma results presented below include the effects of the Perkins Acquisition, as if it had occurred on January 1, 2021. The pro forma results for the three and six months ended June 30, 2022 and 2021 include the additional amortization resulting from the adjustments to the value of intangible assets resulting from purchase accounting. The pro forma results do not include any anticipated synergies or other expected benefits of the acquisitions. The pro forma information does not purport to be indicative of what the Company's results of operations would have been if the acquisitions had in fact occurred at the beginning of the period presented and is not intended to be a projection of the Company's future results of operations. Transaction expenses are included within the pro forma results.

(in thousands)	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Revenue	$62,386	$54,455	$122,096	$107,646
Net income (loss)	$(5,160)	$4,126	$15,034	$4,051

(in thousands)	Year Ended December 31,
2020
Revenue	$202,316
Net loss	$(12,195)